Commitments to Acquire/Dispose of Real Estate (Tables)	12 Months Ended
Dec. 31, 2010
Commitments to Acquire Dispose of Real Estate (Tables) [Abstract]
Real estate to be acquired

	Properties	Apartment Units	Purchase Price
Rental Properties	2	683	$125,250

Total	2	683	$125,250

Real estate to be disposed of

	Properties	Apartment Units	Sales Price
Rental Properties	15	4,152	$378,650

Total	15	4,152	$378,650